Financial Instruments	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
Financial Instruments

12. Financial Instruments

Credit Risk

The Company is exposed to credit risk on the accounts receivable from its customers. In order to reduce its credit risk, the Company has adopted credit policies which include the analysis of the financial position of its customers and the regular review of their credit balances. The Company incurred no bad debt expense during the year ended December 31, 2020 and 2019.

Currency Risk

The Company is exposed to currency risk on its sales and purchases denominated in Canadian dollars. The Company actively manages these risks by adjusting its pricing to reflect currency fluctuations and purchasing foreign currency at advantageous rates.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its obligations associated with financial liabilities. The Company relies on cash flows generated from operations, as well as injections of capital through the issuance of the Company’s capital stock to settle its liabilities when they become due.

Interest Rate Risk

The Company is not exposed to significant interest rate risk due to the short-term maturity of its monetary current assets and current liabilities.

Concentration of Supplier Risk

The Company purchases all of its inventory from one supplier source in Asia. The Company carries significant strategic inventories of these materials to reduce the risk associated with this concentration of suppliers. Strategic inventories are managed based on demand. To date, the Company has been able to obtain adequate supplies of the materials used in the production of its products in a timely manner from existing sources. The loss of this key supplier or a delay in shipments could have an adverse effect on its business.

Concentration of Customer Risk

The following table includes the percentage of the Company’s sales to significant customers for the fiscal years ended December 31, 2020 and 2019. A customer is considered to be significant if they account for greater than 10% of the Company’s annual sales:

	2020	2019
Customer A	-%	89%
Customer B	51%	-%
Customer C	26%	3%
	77%	92%

The loss of any of these key customers could have an adverse effect on the Company’s business. At December 31, 2020 customer A represented 0% of the Company’s revenue compare to 89% or $1,912,401 of Company revenue in 2019. Customer B represented 51% of the Company’s revenue at $190,313. Customer C represented 26% or $97,514 of the Company’s revenue compare to 2019 of 3% or $67,018.